Contribution Plan	12 Months Ended
Aug. 31, 2022
Contribution Plan [Abstract]
CONTRIBUTION PLAN
25.	CONTRIBUTION PLAN

In mainland China, full-time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total contributions for such employee benefits were RMB 138,235, RMB 166,765 and RMB 33,002 for the years ended August 31, 2020, 2021 and 2022, respectively, of which RMB 119,456 and RMB 139,367 were related to discontinued operations for the years ended August 31, 2020 and 2021, respectively.

The Company also provides other defined contribution plans for the benefit of overseas employees. Total contribution for such employee benefits for the years ended August 31, 2021 and 2022 were recorded in consolidated statements of operations in an amount of RMB 27,350 and RMB 29,434, respectively.